Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost
Beginning balance	$ 3,971	$ 4,337
Acquisition through business combination (note 3)	2,991
Additions	399	48
Disposals	(116)	(414)
Foreign currency translation	236
Ending balance	7,481	3,971
Accumulated Depreciation
Beginning balance	2,731	2,723
Depreciation	1,057	409
Disposals	(110)	(401)
Foreign currency translation	2
Ending balance	3,680	2,731
Net Book Value
Property, plant and equipment (Note 8)	3,801	1,240	$ 1,614
Leasehold Improvements [Member]
Cost
Beginning balance	1,373	1,373
Acquisition through business combination (note 3)	184
Additions	19
Foreign currency translation	13
Ending balance	1,589	1,373
Accumulated Depreciation
Beginning balance	461	322
Depreciation	166	139
Ending balance	627	461
Net Book Value
Property, plant and equipment (Note 8)	962	912	1,051
Computer Equipment and Software [Member]
Cost
Beginning balance	2,102	2,092
Acquisition through business combination (note 3)	354
Additions	173	10
Disposals	(6)
Foreign currency translation	24
Ending balance	2,647	2,102
Accumulated Depreciation
Beginning balance	1,882	1,843
Depreciation	361	39
Disposals	(5)
Foreign currency translation	(1)
Ending balance	2,237	1,882
Net Book Value
Property, plant and equipment (Note 8)	410	220	249
Furniture and Fixture [Member]
Cost
Beginning balance	496	872
Acquisition through business combination (note 3)	70
Additions	6	38
Disposals		(414)
Foreign currency translation	5
Ending balance	577	496
Accumulated Depreciation
Beginning balance	388	558
Depreciation	85	231
Disposals		(401)
Ending balance	473	388
Net Book Value
Property, plant and equipment (Note 8)	104	$ 108	$ 314
Machinery & Equipment [Member]
Cost
Acquisition through business combination (note 3)	1,848
Additions	201
Disposals	(110)
Foreign currency translation	149
Ending balance	2,088
Accumulated Depreciation
Depreciation	436
Disposals	(105)
Foreign currency translation	3
Ending balance	334
Net Book Value
Property, plant and equipment (Note 8)	1,754
Land and building [Member]
Cost
Acquisition through business combination (note 3)	535
Foreign currency translation	45
Ending balance	580
Accumulated Depreciation
Depreciation	9
Ending balance	9
Net Book Value
Property, plant and equipment (Note 8)	$ 571